Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Delaware Group® Income Funds
Entity Central Index Key	0000027825
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000011001 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Corporate Bond Fund(formerly, Delaware Corporate Bond Fund)
Class Name	Class A
Trading Symbol	DGCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Corporate Bond Fund (Fund) for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$41	0.81%
^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 1,169,270,564
Holdings Count | Holding	211
Advisory Fees Paid, Amount	$ 2,319,158
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of January 31, 2025)
Fund net assets	$1,169,270,564
Total number of portfolio holdings	211
Total advisory fees paid	$2,319,158
Portfolio turnover rate	60%

Holdings [Text Block]
Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	24.32%
Communications	9.09%
Finance Companies	8.39%
Electric	7.95%
Energy	7.86%
Consumer Non-Cyclical	7.77%
Technology	7.32%
Insurance	6.12%
Consumer Cyclical	5.88%
Capital Goods	5.76%

C000011003 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Corporate Bond Fund(formerly, Delaware Corporate Bond Fund)
Class Name	Class C
Trading Symbol	DGCCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Corporate Bond Fund (Fund) for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$79	1.56%
^	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.56%	[2]
Net Assets	$ 1,169,270,564
Holdings Count | Holding	211
Advisory Fees Paid, Amount	$ 2,319,158
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of January 31, 2025)
Fund net assets	$1,169,270,564
Total number of portfolio holdings	211
Total advisory fees paid	$2,319,158
Portfolio turnover rate	60%

Holdings [Text Block]
Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	24.32%
Communications	9.09%
Finance Companies	8.39%
Electric	7.95%
Energy	7.86%
Consumer Non-Cyclical	7.77%
Technology	7.32%
Insurance	6.12%
Consumer Cyclical	5.88%
Capital Goods	5.76%

C000011004 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Corporate Bond Fund(formerly, Delaware Corporate Bond Fund)
Class Name	Class R
Trading Symbol	DGCRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Corporate Bond Fund (Fund) for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$54	1.06%
^	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%	[3]
Net Assets	$ 1,169,270,564
Holdings Count | Holding	211
Advisory Fees Paid, Amount	$ 2,319,158
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of January 31, 2025)
Fund net assets	$1,169,270,564
Total number of portfolio holdings	211
Total advisory fees paid	$2,319,158
Portfolio turnover rate	60%

Holdings [Text Block]
Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	24.32%
Communications	9.09%
Finance Companies	8.39%
Electric	7.95%
Energy	7.86%
Consumer Non-Cyclical	7.77%
Technology	7.32%
Insurance	6.12%
Consumer Cyclical	5.88%
Capital Goods	5.76%

C000011005 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Corporate Bond Fund(formerly, Delaware Corporate Bond Fund)
Class Name	Institutional Class
Trading Symbol	DGCIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Corporate Bond Fund (Fund) for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$28	0.56%
^	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[4]
Net Assets	$ 1,169,270,564
Holdings Count | Holding	211
Advisory Fees Paid, Amount	$ 2,319,158
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of January 31, 2025)
Fund net assets	$1,169,270,564
Total number of portfolio holdings	211
Total advisory fees paid	$2,319,158
Portfolio turnover rate	60%

Holdings [Text Block]
Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	24.32%
Communications	9.09%
Finance Companies	8.39%
Electric	7.95%
Energy	7.86%
Consumer Non-Cyclical	7.77%
Technology	7.32%
Insurance	6.12%
Consumer Cyclical	5.88%
Capital Goods	5.76%

C000211235 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Corporate Bond Fund(formerly, Delaware Corporate Bond Fund)
Class Name	Class R6
Trading Symbol	DGCZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Corporate Bond Fund (Fund) for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$23	0.45%
^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[5]
Net Assets	$ 1,169,270,564
Holdings Count | Holding	211
Advisory Fees Paid, Amount	$ 2,319,158
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of January 31, 2025)
Fund net assets	$1,169,270,564
Total number of portfolio holdings	211
Total advisory fees paid	$2,319,158
Portfolio turnover rate	60%

Holdings [Text Block]
Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	24.32%
Communications	9.09%
Finance Companies	8.39%
Electric	7.95%
Energy	7.86%
Consumer Non-Cyclical	7.77%
Technology	7.32%
Insurance	6.12%
Consumer Cyclical	5.88%
Capital Goods	5.76%

C000011010 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Extended Duration Bond Fund(formerly, Delaware Extended Duration Bond Fund)
Class Name	Class A
Trading Symbol	DEEAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Extended Duration Bond Fund (Fund) for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$41	0.82%
^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[6]
Net Assets	$ 365,022,499
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 836,351
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of January 31, 2025)
Fund net assets	$365,022,499
Total number of portfolio holdings	121
Total advisory fees paid	$836,351
Portfolio turnover rate	59%

Holdings [Text Block]
Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	13.20%
Electric	12.63%
Communications	12.31%
Consumer Non-Cyclical	12.22%
Energy	12.22%
Capital Goods	7.48%
Technology	6.04%
Insurance	5.99%
Consumer Cyclical	5.41%
Finance Companies	3.31%

C000011012 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Extended Duration Bond Fund(formerly, Delaware Extended Duration Bond Fund)
Class Name	Class C
Trading Symbol	DEECX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Extended Duration Bond Fund (Fund) for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$79	1.57%
^	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.57%	[7]
Net Assets	$ 365,022,499
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 836,351
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of January 31, 2025)
Fund net assets	$365,022,499
Total number of portfolio holdings	121
Total advisory fees paid	$836,351
Portfolio turnover rate	59%

Holdings [Text Block]
Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	13.20%
Electric	12.63%
Communications	12.31%
Consumer Non-Cyclical	12.22%
Energy	12.22%
Capital Goods	7.48%
Technology	6.04%
Insurance	5.99%
Consumer Cyclical	5.41%
Finance Companies	3.31%

C000011013 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Extended Duration Bond Fund(formerly, Delaware Extended Duration Bond Fund)
Class Name	Class R
Trading Symbol	DEERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Extended Duration Bond Fund (Fund) for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$54	1.07%
^	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%	[8]
Net Assets	$ 365,022,499
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 836,351
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of January 31, 2025)
Fund net assets	$365,022,499
Total number of portfolio holdings	121
Total advisory fees paid	$836,351
Portfolio turnover rate	59%

Holdings [Text Block]
Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	13.20%
Electric	12.63%
Communications	12.31%
Consumer Non-Cyclical	12.22%
Energy	12.22%
Capital Goods	7.48%
Technology	6.04%
Insurance	5.99%
Consumer Cyclical	5.41%
Finance Companies	3.31%

C000011014 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Extended Duration Bond Fund(formerly, Delaware Extended Duration Bond Fund)
Class Name	Institutional Class
Trading Symbol	DEEIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Extended Duration Bond Fund (Fund) for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$29	0.57%
^	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[9]
Net Assets	$ 365,022,499
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 836,351
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of January 31, 2025)
Fund net assets	$365,022,499
Total number of portfolio holdings	121
Total advisory fees paid	$836,351
Portfolio turnover rate	59%

Holdings [Text Block]
Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	13.20%
Electric	12.63%
Communications	12.31%
Consumer Non-Cyclical	12.22%
Energy	12.22%
Capital Goods	7.48%
Technology	6.04%
Insurance	5.99%
Consumer Cyclical	5.41%
Finance Companies	3.31%

C000169262 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Extended Duration Bond Fund(formerly, Delaware Extended Duration Bond Fund)
Class Name	Class R6
Trading Symbol	DEZRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Extended Duration Bond Fund (Fund) for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$23	0.46%
^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[10]
Net Assets	$ 365,022,499
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 836,351
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of January 31, 2025)
Fund net assets	$365,022,499
Total number of portfolio holdings	121
Total advisory fees paid	$836,351
Portfolio turnover rate	59%

Holdings [Text Block]
Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	13.20%
Electric	12.63%
Communications	12.31%
Consumer Non-Cyclical	12.22%
Energy	12.22%
Capital Goods	7.48%
Technology	6.04%
Insurance	5.99%
Consumer Cyclical	5.41%
Finance Companies	3.31%

C000085181 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Floating Rate Fund(formerly, Delaware Floating Rate Fund)
Class Name	Class A
Trading Symbol	DDFAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Floating Rate Fund (Fund) for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$47	0.91%
^	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[11]
Net Assets	$ 730,784,094
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 1,666,254
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of January 31, 2025)
Fund net assets	$730,784,094
Total number of portfolio holdings	265
Total advisory fees paid	$1,666,254
Portfolio turnover rate	55%

Holdings [Text Block]
Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.42%
Industrials	16.24%
Consumer Discretionary	13.71%
Information Technology	13.47%
Communication Services	11.39%
Materials	8.91%
Healthcare	7.93%
Utilities	4.78%
Consumer Staples	2.23%
Energy	1.55%
Real Estate	0.21%

C000085182 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Floating Rate Fund(formerly, Delaware Floating Rate Fund)
Class Name	Class C
Trading Symbol	DDFCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Floating Rate Fund (Fund) for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$85	1.66%
^	Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.66%	[12]
Net Assets	$ 730,784,094
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 1,666,254
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of January 31, 2025)
Fund net assets	$730,784,094
Total number of portfolio holdings	265
Total advisory fees paid	$1,666,254
Portfolio turnover rate	55%

Holdings [Text Block]
Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.42%
Industrials	16.24%
Consumer Discretionary	13.71%
Information Technology	13.47%
Communication Services	11.39%
Materials	8.91%
Healthcare	7.93%
Utilities	4.78%
Consumer Staples	2.23%
Energy	1.55%
Real Estate	0.21%

C000085183 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Floating Rate Fund(formerly, Delaware Floating Rate Fund)
Class Name	Class R
Trading Symbol	DDFFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Floating Rate Fund (Fund) for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$60	1.16%
^	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.16%	[13]
Net Assets	$ 730,784,094
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 1,666,254
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of January 31, 2025)
Fund net assets	$730,784,094
Total number of portfolio holdings	265
Total advisory fees paid	$1,666,254
Portfolio turnover rate	55%

Holdings [Text Block]
Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.42%
Industrials	16.24%
Consumer Discretionary	13.71%
Information Technology	13.47%
Communication Services	11.39%
Materials	8.91%
Healthcare	7.93%
Utilities	4.78%
Consumer Staples	2.23%
Energy	1.55%
Real Estate	0.21%

C000085184 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Floating Rate Fund(formerly, Delaware Floating Rate Fund)
Class Name	Institutional Class
Trading Symbol	DDFLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Floating Rate Fund (Fund) for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$34	0.66%
^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[14]
Net Assets	$ 730,784,094
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 1,666,254
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of January 31, 2025)
Fund net assets	$730,784,094
Total number of portfolio holdings	265
Total advisory fees paid	$1,666,254
Portfolio turnover rate	55%

Holdings [Text Block]
Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.42%
Industrials	16.24%
Consumer Discretionary	13.71%
Information Technology	13.47%
Communication Services	11.39%
Materials	8.91%
Healthcare	7.93%
Utilities	4.78%
Consumer Staples	2.23%
Energy	1.55%
Real Estate	0.21%

C000228679 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Floating Rate Fund(formerly, Delaware Floating Rate Fund)
Class Name	Class R6
Trading Symbol	DDFZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Floating Rate Fund (Fund) for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$30	0.58%
^	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[15]
Net Assets	$ 730,784,094
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 1,666,254
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of January 31, 2025)
Fund net assets	$730,784,094
Total number of portfolio holdings	265
Total advisory fees paid	$1,666,254
Portfolio turnover rate	55%

Holdings [Text Block]
Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.42%
Industrials	16.24%
Consumer Discretionary	13.71%
Information Technology	13.47%
Communication Services	11.39%
Materials	8.91%
Healthcare	7.93%
Utilities	4.78%
Consumer Staples	2.23%
Energy	1.55%
Real Estate	0.21%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.